UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00334
                                   ---------

                         FRANKLIN CAPITAL GROWTH FUND
                         ----------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/04
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SEMIANNUAL REPORT AND SHAREHOLDER LETTER                    |      GROWTH
--------------------------------------------------------------------------------
                                                 WANT TO RECEIVE
                                                 THIS DOCUMENT
                                                 FASTER VIA EMAIL?

          FRANKLIN
    CAPITAL GROWTH FUND                          Eligible shareholders can
                                                 sign up for eDelivery at
                                                 franklintempleton.com.
                                                 See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                                   FRANKLIN TEMPLETON INVESTMENTS

                                   GAIN FROM OUR PERSPECTIVE

                                   Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE              Each of our portfolio management groups
                                   operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                   FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                   TEMPLETON. Founded in 1940, Templeton
                                   pioneered international investing and, in
                                   1954, launched what has become the
                                   industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                   MUTUAL SERIES. Founded in 1949, Mutual
                                   Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION               Because our management groups work
                                   independently and adhere to distinctly
                                   different investment approaches, Franklin,
                                   Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST          At Franklin Templeton Investments, we seek
                                   to consistently provide investors with
                                   exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Capital Growth Fund ..............................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   10

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   20

Notes to Financial Statements .............................................   24

Shareholder Information ...................................................   33

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

Dear Shareholder:

Solid domestic economic growth, higher corporate earnings and greater business spending became more evident during the six months ended December 31, 2004. Although these factors were favorable for financial markets, record high oil prices, war in Iraq and the presidential election contributed to investor uncertainty. The Dow Jones Industrial Average returned 4.47% and the Standard & Poor's 500 Composite Index (S&P 500) returned 7.19% for the period under review.(1) Although volatile, most bond markets had solid returns. In response to the strong economy as well as inflationary pressures, the Federal Reserve Board made measured hikes to the federal funds target rate, raising it from 1.25% to 2.25%. We found encouraging signs in economic indicators and continue to hold a positive long-term outlook for financial markets.

Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better weather short-term market ups and downs. Second, by choosing a mutual fund that comprises

(1) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                          Not part of the semiannual report  | 1
a range of holdings, you can use diversification to help manage investment risk. Third, it may make sense to follow a regular investment plan, also called dollar-cost averaging. By investing a certain amount of money monthly or quarterly, you can take advantage of market dips without worrying about when they will occur. Your money buys more shares when the price is low and fewer when the price is high, which can mean a lower average cost per share over time. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Dollar-cost averaging does not guarantee a profit or eliminate risk, and it will not protect you from a loss if you sell shares at a market low. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

In the enclosed semiannual report for Franklin Capital Growth Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Capital Growth Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2004. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


2 |  Not part of the semiannual report

SEMIANNUAL REPORT

FRANKLIN CAPITAL GROWTH FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Capital Growth Fund seeks capital appreciation and secondarily, current income, by investing primarily in equity securities and may invest a portion of its total assets in other securities, including debt securities and convertible securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Capital Growth Fund covers the six-month period ended December 31, 2004.

PERFORMANCE OVERVIEW

For the period under review, Franklin Capital Growth Fund - Class A posted a +2.79% cumulative total return. Compared with its benchmarks for the same period, the Fund underperformed the Standard & Poor's 500 Composite Index's (S&P 500's) 7.19% total return and the Russell 1000(R) Growth Index's 3.74% total return.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the six months ended December 31, 2004, the domestic economy expanded solidly and broadly across most industries, sectors and regions as gross domestic product (GDP) rose at an estimated annual rate of 3.6%.(2) However, surging energy and other commodity prices had a dampening effect. Although consumer confidence remained below pre-recession levels, consumer spending supported strong auto sales, increased durable goods consumption and a healthy housing market. Similarly, business spending rose substantially even as business confidence wavered. With improving balance sheets and stronger profit margins, many companies entered an upgrade cycle and invested in new technologies, driving equipment spending up 9.5% in the second half of 2004.(2) The labor market firmed and unemployment dropped from 5.6% to 5.4% during the reporting period.(3) More than one-half of the jobs lost during the recession have been

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2)   Source: Bureau of Economic Analysis.

(3)   Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                          Semiannual Report  | 3

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 12/31/04

     [BAR CHART]   Electronic Technology ...............................   19.1%
                   Health Technology ...................................   17.7%
                   Finance .............................................   11.6%
                   Technology Services .................................   11.4%
                   Consumer Services ...................................    7.4%
                   Producer Manufacturing ..............................    6.7%
                   Transportation ......................................    5.1%
                   Retail Trade ........................................    4.0%
                   Health Services .....................................    3.6%
                   Communications ......................................    2.5%
                   Consumer Non-Durables ...............................    1.8%
                   Distribution Services ...............................    1.8%
                   Commercial Services .................................    1.7%
                   Process Industries ..................................    1.6%
                   Consumer Durables ...................................    1.5%
                   Energy Minerals .....................................    1.2%
                   Short-Term Investments & Other Net Assets ...........    1.3%

--------------------------------------------------------------------------------

recovered; however,most new jobs were part-time or temporary. Given concerns over rising benefits costs and lingering uncertainties about economic recovery, many companies turned to temporary employment or opted for continued hiring freezes. At year-end, elevated household debt levels and the deepening federal budget and trade deficits were three top concerns for the economy as it headed into 2005.

The U.S. dollar weakened further during the six-month period and hit an all-time low against the euro and a multi-year low versus the yen. The widening trade and current account deficits and possibility for higher import prices contributed to inflationary pressures. The core inflation rate rose to 2.2% in 2004, or 3.3% including volatile food and energy costs. Aiming to keep inflation tame, the Federal Reserve Board (Fed) raised the federal funds target rate four times between August and December, from 1.25% to 2.25%, the highest level in more than three years. The Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability, noting in December that it perceived "the upside and downside risks to the attainment of both sustainable growth and price stability for the next few quarters to be roughly equal."(4)

Despite a generally robust economy and improving corporate fundamentals, investors had to digest a wide range of information during the period, including rising inflation, the dollar's value, a contentious presidential election and ongoing concerns about terrorism, war and reconstruction in Iraq. Despite experiencing some fluctuation, domestic equity markets were essentially flat from July through early November. Disappointing earnings from a number of blue chip companies applied downward pressure, but initial public offering (IPO) activity was strong and investor sentiment improved late in the period despite the mixed signals. After the elections concluded, the markets enjoyed a strong rally through year-end. The blue chip stocks of the Dow Jones Industrial Average gained 4.47% for the period under review, while the broader S&P 500 rose 7.19% and the technology-heavy NASDAQ Composite Index increased 6.56%.(5)

INVESTMENT STRATEGY

We are research driven, fundamental investors who look for companies of any size that we believe are positioned for above-average growth in revenues, earnings or assets. We look for companies that have a particular marketing niche, proven technology, industry leadership, sound financial records and strong management -- factors we believe point to strong growth potential.

(4)  Source: Federal Reserve. PRESS RELEASE, 12/14/04.

(5) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.


4 |  Semiannual Report

MANAGER'S DISCUSSION

Even though the Fund underperformed its benchmarks, on a sector basis the portfolio was well positioned across a variety of industries. As the economy continued its slow but steady economic recovery, the Fund benefited from its overweighted position, compared with the benchmark Russell 1000 Growth Index, in the producer manufacturing sector. As many related companies benefited from a corporate spending rebound, our shares of United Technologies appreciated nicely. Similarly, our investments in the process industries and transportation sectors, both substantially overweighted versus the benchmark index at period-end, also performed well. Our shares of Bunge Limited, a leading agriculture business, excelled in the latter half of 2004, as did Fund holdings Expeditors International of Washington and C.H. Robinson Worldwide, two logistics and freight forwarding companies that benefited from the world's globalization and corresponding needs for global trade expertise. Communications was another bright spot for the Fund, where our investment in Nextel Communications performed strongly with the announced acquisition by Sprint. We saw Nextel's recent strength as an opportunity to trim the Fund's position at a profit.

The health technology sector experienced challenges, with major pharmaceuticals companies facing patent expiration risk and drug benefit reform. The Fund was aided somewhat by its underweighted position relative to the index. More importantly, we had strong stock selection within the group as Amgen, Wyeth and Johnson & Johnson all performed quite well. The Fund also saw positive results from our overweighted position in the health services sector, where insurer Wellpoint excelled largely due to its approved merger with Anthem combined with strong secular growth trends for health insurance.

Some areas that detracted from the Fund's performance were the electronic technology, technology services, consumer non-durables and commercial services sectors, as well as individual holdings. As the economy continued its long rebound from recession, corporate technology spending increased moderately. Their added demand initially relieved excess inventory, which prompted industry bellwethers such as Intel to build up new inventories. However, technology equipment and services orders did not grow as expected. This led to under-performance within semiconductor and semiconductor capital equipment companies, negatively affecting Agilent, Applied Materials and Intel. Despite the benefits of an underweighted position in consumer non-durables, the Fund's results suffered as Coca-Cola and Colgate-Palmolive announced disappointing earnings. We subsequently sold both positions. The Fund was also negatively impacted by positions in Cisco Systems and Pfizer. In the commercial services sector, our position in temporary employment agency Robert Half International performed poorly when investor uncertainty surrounding employment growth drove the stock lower.

TOP 10 HOLDINGS
12/31/04
--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Amgen Inc.                                                              3.1%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Lowe's Cos. Inc.                                                        2.9%
   RETAIL TRADE
--------------------------------------------------------------------------------
Microsoft Corp.                                                         2.9%
   TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Wyeth                                                                   2.9%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
United Technologies Corp.                                               2.9%
   PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Southwest Airlines Co.                                                  2.6%
   TRANSPORTATION
--------------------------------------------------------------------------------
Applied Materials Inc.                                                  2.6%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Nextel Communications Inc., A                                           2.5%
   COMMUNICATIONS
--------------------------------------------------------------------------------
Boston Scientific Corp.                                                 2.5%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Cisco Systems Inc.                                                      2.4%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------


                                                          Semiannual Report  | 5

As we remain consistent with our investment strategy, we strive to find opportunities for investments in sustainable businesses. During this period we sought to take advantage of weakness in certain industries and established some new positions in for-profit adult education provider Apollo Group, medical and surgical supplies maker Boston Scientific, video game publisher Electronic Arts, consumer and industrial products giant 3M, and SYSCO, North America's largest foodservice distributor.

Thank you for your continued participation in Franklin Capital Growth Fund. We look forward to serving your future investment needs.


                  /s/ Serena Perin Vinton
[PHOTO OMITTED]
                  Serena Perin Vinton, CFA

                  Portfolio Manager
                  Franklin Capital Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 |  Semiannual Report

PERFORMANCE SUMMARY AS OF 12/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

---------------------------------------------------
CLASS A                 CHANGE   12/31/04   6/30/04
---------------------------------------------------
Net Asset Value (NAV)   +$0.30    $ 11.06   $ 10.76
---------------------------------------------------

---------------------------------------------------
CLASS B                 CHANGE   12/31/04   6/30/04
---------------------------------------------------
Net Asset Value (NAV)   +$0.25    $ 10.62   $ 10.37
---------------------------------------------------

---------------------------------------------------
CLASS C                 CHANGE   12/31/04   6/30/04
---------------------------------------------------
Net Asset Value (NAV)   +$0.24    $ 10.51   $ 10.27
---------------------------------------------------

---------------------------------------------------
CLASS R                 CHANGE   12/31/04   6/30/04
---------------------------------------------------
Net Asset Value (NAV)   +$0.28    $ 10.98   $ 10.70
---------------------------------------------------

---------------------------------------------------
ADVISOR CLASS           CHANGE   12/31/04   6/30/04
---------------------------------------------------
Net Asset Value (NAV)   +$0.30    $ 11.14   $ 10.84
---------------------------------------------------


                                                          Semiannual Report  | 7

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------
CLASS A                          6-MONTH      1-YEAR     5-YEAR         10-YEAR
------------------------------------------------------------------------------------
Cumulative Total Return(1)          +2.79%     +6.65%    -20.53%        +183.84%
------------------------------------------------------------------------------------
Average Annual Total Return(2)      -3.15%     +0.55%     -5.61%         +10.34%
------------------------------------------------------------------------------------
Value of $10,000 Investment(3)   $  9,685   $ 10,055   $  7,491        $ 26,746
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
CLASS B                           6-MONTH     1-YEAR     5-YEAR   INCEPTION (1/1/99)
------------------------------------------------------------------------------------
Cumulative Total Return(1)          +2.41%     +5.78%    -23.36%         +15.72%
------------------------------------------------------------------------------------
Average Annual Total Return(2)      -1.59%    +1.78%      -5.54%          +2.31%
------------------------------------------------------------------------------------
Value of $10,000 Investment(3)   $  9,841   $ 10,178   $  7,522        $ 11,472
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
CLASS C                           6-MONTH     1-YEAR     5-YEAR   INCEPTION (5/1/95)
------------------------------------------------------------------------------------
Cumulative Total Return(1)          +2.34%     +5.73%    -23.49%        +139.50%
------------------------------------------------------------------------------------
Average Annual Total Return(2)      +1.34%     +4.73%     -5.22%          +9.45%
------------------------------------------------------------------------------------
Value of $10,000 Investment(3)   $ 10,134   $ 10,473   $  7,651        $ 23,950
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
CLASS R                                      6-MONTH     1-YEAR   INCEPTION (1/1/02)
------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +2.62%     +6.29%          +1.99%
------------------------------------------------------------------------------------
Average Annual Total Return(2)                 +1.62%     +5.29%          +0.66%
------------------------------------------------------------------------------------
Value of $10,000 Investment(3)              $ 10,162   $ 10,529        $ 10,199
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
ADVISOR CLASS(4)                  6-MONTH     1-YEAR     5-YEAR         10-YEAR
------------------------------------------------------------------------------------
Cumulative Total Return(1)          +2.77%     +6.81%    -19.52%        +192.65%
------------------------------------------------------------------------------------
Average Annual Total Return(2)      +2.77%     +6.81%     -4.25%         +11.34%
------------------------------------------------------------------------------------
Value of $10,000 Investment(3)   $ 10,277   $ 10,681   $  8,048        $ 29,265
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 |  Semiannual Report

ENDNOTES

THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS AND INVOLVES SPECIAL RISKS. THE FUND MAY INVEST IN FOREIGN COMPANIES THAT CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTIES. SMALLER-COMPANY STOCKS CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +79.03% and +7.55%.


                                                          Semiannual Report  | 9

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 |  Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 6/30/04     VALUE 12/31/04   PERIOD* 6/30/04-12/31/04
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,027.90              $ 4.91
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,020.37              $ 4.89
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,024.10              $ 8.72
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,016.59              $ 8.69
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,023.40              $ 8.72
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,016.59              $ 8.69
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,026.20              $ 6.18
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,019.11              $ 6.16
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,027.70              $ 3.63
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,021.63              $ 3.62
--------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.96%; B:
1.71%; C: 1.71%; R: 1.21%; and Advisor: 0.71%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                         Semiannual Report  | 11

FRANKLIN CAPITAL GROWTH FUND

FINANCIAL HIGHLIGHTS

                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                           DECEMBER 31, 2004                             YEAR ENDED JUNE 30,
CLASS A                                        (UNAUDITED)         2004          2003           2002          2001          2000
                                           ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)

Net asset value, beginning of period ...     $     10.76       $      9.06     $    8.95   $   12.04    $     17.00    $     11.67
                                           ---------------------------------------------------------------------------------------
Income from investment operations:

   Net investment income(a) ............             .04               .01           .03         .04            .04            .01

   Net realized and unrealized gains
      (losses) .........................             .26              1.71           .08       (3.05)         (3.95)          5.90
                                           ---------------------------------------------------------------------------------------

Total from investment operations .......             .30              1.72           .11       (3.01)         (3.91)          5.91
                                           ---------------------------------------------------------------------------------------
Less distributions from:

   Net investment income ...............              --              (.02)           --        (.02)          (.03)          (.01)

   Net realized gains ..................              --                --            --        (.05)         (1.02)          (.57)

   Tax return of capital ...............              --                --            --        (.01)            --             --
                                           ---------------------------------------------------------------------------------------

Total distributions ....................              --              (.02)           --        (.08)         (1.05)          (.58)
                                           ---------------------------------------------------------------------------------------

Redemption fees ........................              --(c)             --(c)         --          --             --             --
                                           ---------------------------------------------------------------------------------------

Net asset value, end of period .........     $     11.06       $     10.76     $    9.06   $    8.95    $     12.04    $     17.00
                                           =======================================================================================

Total return(b) ........................            2.79%            18.95%         1.23%     (25.16)%       (23.79)%        52.09%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......     $ 1,194,878       $ 1,218,132     $ 936,927   $ 855,624    $ 1,058,405    $ 1,165,175

Ratios to average net assets:

   Expenses ............................             .96%(d)           .96%         1.04%        .94%           .90%           .91%

   Net investment income ...............             .77%(d)           .06%          .32%        .34%           .28%           .06%

Portfolio turnover rate ................           22.42%            51.96%        52.16%      54.28%         46.19%         49.30%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $.001 per share.

(d)   Annualized.


12 |  See notes to financial statements. | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

                                           ----------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                           DECEMBER 31, 2004                           YEAR ENDED JUNE 30,
CLASS B                                      (UNAUDITED)          2004           2003        2002          2001        2000
                                           ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)

Net asset value, beginning of period ...     $     10.37       $      8.79     $    8.74    $   11.82    $  16.78    $  11.61
                                           ----------------------------------------------------------------------------------

Income from investment operations:

   Net investment income (loss)(a) .....              --              (.07)         (.03)        (.04)       (.06)       (.10)

   Net realized and unrealized gains
      (losses) .........................             .25              1.65           .08        (2.99)      (3.88)       5.84
                                           ----------------------------------------------------------------------------------

Total from investment operations .......             .25              1.58           .05        (3.03)      (3.94)       5.74
                                           ----------------------------------------------------------------------------------

Less distributions from net realized
   gains ...............................              --                --            --         (.05)      (1.02)       (.57)
                                           ----------------------------------------------------------------------------------

Redemption fees ........................              --(c)             --(c)         --           --          --          --
                                           ----------------------------------------------------------------------------------

Net asset value, end of period .........     $     10.62       $     10.37     $    8.79    $    8.74    $  11.82    $  16.78
                                           ==================================================================================

Total return(b) ........................            2.41%            17.97%          .57%      (25.73)%    (24.29)%     50.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......     $    84,562       $    83,622     $  60,232    $  44,041    $ 31,390    $ 15,229

Ratios to average net assets:

   Expenses ............................            1.71%(d)          1.71%         1.79%        1.69%       1.65%       1.67%

   Net investment income (loss) ........             .02%(d)          (.69)%        (.43)%       (.44)%      (.47)%      (.65)%

Portfolio turnover rate ................           22.42%            51.96%        52.16%       54.28%      46.19%      49.30%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $.001 per share.

(d)   Annualized.


                    Semiannual Report | See notes to financial statements.  | 13

FRANKLIN CAPITAL GROWTH FUND

                                          ----------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                          DECEMBER 31, 2004                                YEAR ENDED JUNE 30,
CLASS C                                     (UNAUDITED)          2004           2003        2002            2001           2000
                                          ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)

Net asset value, beginning of period ..     $     10.27       $      8.70     $    8.66    $   11.70    $     16.65    $     11.52
                                          ----------------------------------------------------------------------------------------
Income from investment operations:

   Net investment income (loss)(a) ....              --              (.07)         (.03)        (.04)          (.07)          (.10)

   Net realized and unrealized gains
      (losses) ........................             .24              1.64           .07        (2.95)         (3.86)          5.80
                                          ----------------------------------------------------------------------------------------

Total from investment operations ......             .24              1.57           .04        (2.99)         (3.93)          5.70
                                          ----------------------------------------------------------------------------------------

Less distributions from net realized
   gains ..............................              --                --            --         (.05)         (1.02)          (.57)
                                          ----------------------------------------------------------------------------------------

Redemption fees .......................              --(c)             --(c)         --           --             --             --
                                          ----------------------------------------------------------------------------------------

Net asset value, end of period ........     $     10.51       $     10.27     $    8.70    $    8.66    $     11.70    $     16.65
                                          ========================================================================================

Total return(b) .......................            2.34%            18.05%          .46%      (25.65)%       (24.38)%        50.86%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....     $   188,136       $   195,559     $ 165,339    $ 137,117    $   183,163    $   181,087

Ratios to average net assets:

   Expenses ...........................            1.71%(d)          1.71%         1.79%        1.68%          1.65%          1.67%

   Net investment income (loss) .......             .02%(d)          (.69)%        (.43)%       (.40)%         (.47)%         (.69)%

Portfolio turnover rate ...............           22.42%            51.96%        52.16%       54.28%         46.19%         49.30%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $.001 per share.

(d)   Annualized.


14 |  See notes to financial statements. | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

                                          ---------------------------------------------------------
                                           SIX MONTHS ENDED
                                          DECEMBER 31, 2004            YEAR ENDED JUNE 30,
CLASS R                                     (UNAUDITED)          2004            2003      2002(e)
                                          ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
    period)

Net asset value, beginning of period ..     $     10.70       $      9.03     $    8.94   $   10.79
                                          ---------------------------------------------------------

Income from investment operations:

   Net investment income (loss)(a) ....             .03              (.02)           --          --

   Net realized and unrealized gains
      (losses) ........................             .25              1.71           .09       (1.84)
                                          ---------------------------------------------------------

Total from investment operations ......             .28              1.69           .09       (1.84)
                                          ---------------------------------------------------------

Less distributions from net investment
   income .............................              --              (.02)           --        (.01)(f)
                                          ---------------------------------------------------------

Redemption fees .......................              --(c)             --(c)         --       --
                                          ---------------------------------------------------------

Net asset value, end of period ........     $     10.98       $     10.70     $    9.03   $    8.94
                                          =========================================================

Total return(b) .......................            2.62%            18.68%         1.01%     (17.09)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....     $    40,208       $    36,779     $  19,256   $   3,524

Ratios to average net assets:

   Expenses ...........................            1.21%(d)          1.21%         1.29%       1.19%(d)

   Net investment income (loss) .......             .52%(d)          (.19)%         .07%       (.08)%(d)

Portfolio turnover rate ...............           22.42%            51.96%        52.16%      54.28%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $.001 per share.

(d)   Annualized.

(e)   For the period January 1, 2002 (effective date) to June 30, 2002.

(f)   Includes distributions from tax return of capital in the amount of $.002.


                    Semiannual Report | See notes to financial statements.  | 15

FRANKLIN CAPITAL GROWTH FUND

                                          --------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                          DECEMBER 31, 2004                               YEAR ENDED JUNE 30,
ADVISOR CLASS                               (UNAUDITED)           2004           2003        2002          2001         2000
                                          --------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)

Net asset value, beginning of period ..     $     10.84       $      9.12     $    8.98   $   12.07    $     17.04   $     11.68
                                          --------------------------------------------------------------------------------------

Income from investment operations:

   Net investment income(a) ...........             .06               .03           .05         .06            .07           .04

   Net realized and unrealized gains
      (losses) ........................             .24              1.72           .09       (3.05)         (3.95)         5.91
                                          --------------------------------------------------------------------------------------

Total from investment operations ......             .30              1.75           .14       (2.99)         (3.88)         5.95
                                          --------------------------------------------------------------------------------------

Less distributions from:

   Net investment income ..............              --              (.03)           --        (.04)          (.07)         (.02)

   Net realized gains .................              --                --            --        (.05)         (1.02)         (.57)

   Tax return of capital ..............              --                --            --        (.01)            --            --
                                          --------------------------------------------------------------------------------------

Total distributions ...................              --              (.03)           --        (.10)         (1.09)         (.59)
                                          --------------------------------------------------------------------------------------

Redemption fees .......................              --(c)             --(c)         --          --             --            --
                                          --------------------------------------------------------------------------------------

Net asset value, end of period ........     $     11.14       $     10.84     $    9.12   $    8.98    $     12.07   $     17.04
                                          ======================================================================================

Total return(b) .......................            2.77%            19.26%         1.56%     (24.95)%       (23.59)%       52.52%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....     $   291,519       $   224,139     $  75,554   $  43,422    $    45,139   $    12,603

Ratios to average net assets:

   Expenses ...........................             .71%(d)           .71%          .79%        .69%           .65%          .67%

   Net investment income ..............            1.02%(d)           .31%          .57%        .58%           .55%          .30%

Portfolio turnover rate ...............           22.42%            51.96%        52.16%      54.28%         46.19%        49.30%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $.001 per share

(d)   Annualized.


16 |  See notes to financial statements. | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------
                                                                            SHARES          VALUE
-----------------------------------------------------------------------------------------------------
    COMMON STOCKS 98.7%
    COMMERCIAL SERVICES 1.7%
    Robert Half International Inc. ...................................    1,071,400   $    31,531,302
                                                                                      ---------------

    COMMUNICATIONS 2.5%
(a) Nextel Communications Inc., A ....................................    1,490,700        44,721,000
                                                                                      ---------------

    CONSUMER DURABLES 1.5%
(a) Electronic Arts Inc. .............................................      426,600        26,312,688
                                                                                      ---------------

    CONSUMER NON-DURABLES 1.8%
    Anheuser-Busch Cos. Inc. .........................................      326,870        16,582,115
    Procter & Gamble Co. .............................................      299,600        16,501,968
                                                                                      ---------------
                                                                                           33,084,083
                                                                                      ---------------

    CONSUMER SERVICES 7.4%
(a) Apollo Group Inc., A .............................................      274,500        22,154,895
(a) eBay Inc. ........................................................      134,100        15,593,148
(a) Las Vegas Sands Corp. ............................................       92,400         4,435,200
(a) Univision Communications Inc., A .................................      856,900        25,081,463
    Viacom Inc., B ...................................................      876,600        31,899,474
    The Walt Disney Co. ..............................................    1,208,700        33,601,860
                                                                                      ---------------
                                                                                          132,766,040
                                                                                      ---------------

    DISTRIBUTION SERVICES 1.8%
    SYSCO Corp. ......................................................      835,800        31,902,486
                                                                                      ---------------

    ELECTRONIC TECHNOLOGY 19.1%
(a) Agilent Technologies Inc. ........................................    1,579,900        38,075,590
(a) Applied Materials Inc. ...........................................    2,691,800        46,029,780
(a) Cisco Systems Inc. ...............................................    2,260,800        43,633,440
(a) Dell Inc. ........................................................      705,900        29,746,626
(a) EMC Corp. ........................................................    1,865,300        27,737,011
    Intel Corp. ......................................................    1,346,800        31,501,652
(a) KLA-Tencor Corp. .................................................      218,500        10,177,730
    Linear Technology Corp. ..........................................      622,400        24,124,224
    Lockheed Martin Corp. ............................................      229,100        12,726,505
    Maxim Integrated Products Inc. ...................................      430,097        18,231,812
    Nokia Corp., ADR (Finland) .......................................    1,372,400        21,505,508
    QUALCOMM Inc. ....................................................      559,100        23,705,840
    Xilinx Inc. ......................................................      563,800        16,716,670
                                                                                      ---------------
                                                                                          343,912,388
                                                                                      ---------------
    ENERGY MINERALS 1.2%
    Devon Energy Corp. ...............................................      536,600        20,884,472
                                                                                      ---------------

    FINANCE 11.6%
    AFLAC Inc. .......................................................      552,700        22,019,568
(a) Berkshire Hathaway Inc., A .......................................          362        31,819,800
    Countrywide Financial Corp. ......................................      752,313        27,843,104
    Fifth Third Bancorp ..............................................      561,000        26,524,080
    Freddie Mac ......................................................      565,700        41,692,090
    Golden West Financial Corp. ......................................      386,500        23,738,830
    Marsh & McLennan Cos. Inc. .......................................      481,700        15,847,930
    Wells Fargo & Co. ................................................      315,100        19,583,465
                                                                                      ---------------
                                                                                          209,068,867
                                                                                      ---------------


                                                         Semiannual Report  | 17

FRANKLIN CAPITAL GROWTH FUND

-----------------------------------------------------------------------------------------------------
                                                                            SHARES          VALUE
-----------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HEALTH SERVICES 3.6%
(a) Caremark Rx Inc. .................................................      803,500   $    31,682,005
(a) Wellpoint Inc. ...................................................      289,800        33,327,000
                                                                                      ---------------
                                                                                           65,009,005
                                                                                      ---------------

    HEALTH TECHNOLOGY 17.7%
    Abbott Laboratories ..............................................      597,800        27,887,370
(a) Amgen Inc. .......................................................      861,900        55,290,885
(a) Biogen Idec Inc. .................................................      297,600        19,823,136
(a) Boston Scientific Corp. ..........................................    1,247,800        44,359,290
(a) Forest Laboratories Inc. .........................................      516,000        23,147,760
    Johnson & Johnson ................................................      578,210        36,670,078
(a) Lumenis Ltd. (Israel) ............................................        5,926            11,497
    Pfizer Inc. ......................................................    1,100,000        29,579,000
(a) Varian Medical Systems Inc. ......................................      455,800        19,708,792
    Wyeth ............................................................    1,214,300        51,717,037
(a) Zimmer Holdings Inc. .............................................      118,600         9,502,232
                                                                                      ---------------
                                                                                          317,697,077
                                                                                      ---------------

    PROCESS INDUSTRIES 1.6%
    Bunge Ltd. .......................................................      499,500        28,476,495
                                                                                      ---------------

    PRODUCER MANUFACTURING 6.7%
    3M Co. ...........................................................      390,200        32,023,714
(a) Mettler-Toledo International Inc. (Switzerland) ..................      424,900        21,801,619
    PACCAR Inc. ......................................................      181,700        14,623,216
    United Technologies Corp. ........................................      496,300        51,292,605
                                                                                      ---------------
                                                                                          119,741,154
                                                                                      ---------------

    RETAIL TRADE 4.0%
    Lowe's Cos. Inc. .................................................      899,500        51,802,205
    Wal-Mart Stores Inc. .............................................      391,200        20,663,184
                                                                                      ---------------
                                                                                           72,465,389
                                                                                      ---------------

    TECHNOLOGY SERVICES 11.4%
(a) Accenture Ltd., A (Bermuda) ......................................    1,312,100        35,426,700
    First Data Corp. .................................................      574,900        24,456,246
    Microsoft Corp. ..................................................    1,938,400        51,774,664
    Paychex Inc. .....................................................    1,263,900        43,073,712
    SAP AG, ADR (Germany) ............................................      640,000        28,294,400
(a) VeriSign Inc. ....................................................      261,000         8,748,720
(a) Yahoo! Inc. ......................................................      374,100        14,096,088
                                                                                      ---------------
                                                                                          205,870,530
                                                                                      ---------------

    TRANSPORTATION 5.1%
    C.H. Robinson Worldwide Inc. .....................................      400,000        22,208,000
    Expeditors International of Washington Inc. ......................      425,000        23,749,000
    Southwest Airlines Co. ...........................................    2,848,800        46,378,464
                                                                                      ---------------
                                                                                           92,335,464
                                                                                      ---------------
    TOTAL COMMON STOCKS (COST $1,467,243,409) ........................                  1,775,778,440
                                                                                      ---------------


18 |  Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

-----------------------------------------------------------------------------------------------------
                                                                            SHARES          VALUE
-----------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $33,120,796) 1.8%
    MONEY FUND
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio ...    33,120,796   $    33,120,796
                                                                                      ---------------
    TOTAL INVESTMENTS (COST $1,500,364,205) 100.5% ..................                   1,808,899,236
    OTHER ASSETS, LESS LIABILITIES (.5)% ............................                      (9,597,060)
                                                                                      ---------------
    NET ASSETS 100.0% ...............................................                 $ 1,799,302,176
                                                                                      ===============

(a)   Non-income producing.

(b) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.


                    Semiannual Report | See notes to financial statements.  | 19

FRANKLIN CAPITAL GROWTH FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ...............   $ 1,467,243,409
      Cost - Sweep Money Fund (Note 7) ..........        33,120,796
                                                    ---------------
      Total cost of investments .................     1,500,364,205
                                                    ===============
      Value - Unaffiliated issuers ..............     1,775,778,440
      Value - Sweep Money Fund (Note 7) .........        33,120,796
                                                    ---------------
      Total value of investments ................     1,808,899,236
                                                    ---------------
   Receivables:
      Capital shares sold .......................         2,454,364
      Dividends .................................         1,082,808
                                                    ---------------
         Total assets ...........................     1,812,436,408
                                                    ---------------
Liabilities:
   Payables:
      Capital shares redeemed ...................        11,346,415
      Affiliates ................................         1,437,169
   Other liabilities ............................           350,648
                                                    ---------------
         Total liabilities ......................        13,134,232
                                                    ---------------
            Net assets, at value ................   $ 1,799,302,176
                                                    ===============
Net assets consist of:
   Undistributed net investment income ..........   $     5,878,924
   Net unrealized appreciation (depreciation) ...       308,535,031
   Accumulated net realized gain (loss) .........      (130,359,525)
   Capital shares ...............................     1,615,247,746
                                                    ---------------
            Net assets, at value ................   $ 1,799,302,176
                                                    ===============


20 |  See notes to financial statements. | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2004 (unaudited)

CLASS A:
   Net assets, at value ........................................................   $ 1,194,877,774
                                                                                   ===============
   Shares outstanding ..........................................................       108,082,716
                                                                                   ===============
   Net asset value per share(a) ................................................   $         11.06
                                                                                   ===============
   Maximum offering price per share (net asset value per share / 94.25%) .......   $         11.73
                                                                                   ===============
CLASS B:
   Net assets, at value ........................................................   $    84,561,702
                                                                                   ===============
   Shares outstanding ..........................................................         7,965,290
                                                                                   ===============
   Net asset value and maximum offering price per share(a) .....................   $         10.62
                                                                                   ===============
CLASS C:
   Net assets, at value ........................................................   $   188,135,512
                                                                                   ===============
   Shares outstanding ..........................................................        17,899,579
                                                                                   ===============
   Net asset value and maximum offering price per share(a) .....................   $         10.51
                                                                                   ===============
CLASS R:
   Net assets, at value ........................................................   $    40,208,213
                                                                                   ===============
   Shares outstanding ..........................................................         3,662,373
                                                                                   ===============
   Net asset value and maximum offering price per share(a) .....................   $         10.98
                                                                                   ===============
ADVISOR CLASS:
   Net assets, at value ........................................................   $   291,518,975
                                                                                   ===============
   Shares outstanding ..........................................................        26,159,095
                                                                                   ===============
   Net asset value and maximum offering price per share(a) .....................   $         11.14
                                                                                   ===============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                    Semiannual Report | See notes to financial statements.  | 21

FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF OPERATIONS
for the six months ended December 31, 2004 (unaudited)

Investment income:
   Dividends:
      Unaffiliated issuers .........................................................   $    14,511,305
      Sweep Money Fund (Note 7) ....................................................           289,335
                                                                                       ---------------
         Total investment income ...................................................        14,800,640
                                                                                       ---------------
Expenses:
   Management fees (Note 3) ........................................................         3,877,853
   Distribution fees: (Note 3)
      Class A ......................................................................         1,446,011
      Class B ......................................................................           400,299
      Class C ......................................................................           912,974
      Class R ......................................................................            92,565
   Transfer agent fees (Note 3) ....................................................         1,887,638
   Custodian fees (Note 4) .........................................................            15,581
   Reports to shareholders .........................................................           120,870
   Registration and filing fees ....................................................            72,543
   Professional fees ...............................................................            24,482
   Trustees' fees and expenses .....................................................            28,908
   Other ...........................................................................            42,510
                                                                                       ---------------
         Total expenses ............................................................         8,922,234
         Expense reductions (Note 4) ...............................................              (518)
                                                                                       ---------------
            Net expenses ...........................................................         8,921,716
                                                                                       ---------------
               Net investment income ...............................................         5,878,924
                                                                                       ---------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments .......................................        33,266,358
   Net change in unrealized appreciation (depreciation) on investments .............         9,081,449
                                                                                       ---------------
Net realized and unrealized gain (loss) ............................................        42,347,807
                                                                                       ---------------
Net increase (decrease) in net assets resulting from operations ....................   $    48,226,731
                                                                                       ===============


22 |  See notes to financial statements. | Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended December 31, 2004 (unaudited) and the year ended June 30, 2004

                                                                                       -----------------------------------
                                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                                       DECEMBER 31, 2004     JUNE 30, 2004
                                                                                       -----------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) .................................................    $     5,878,924    $      (781,950)
      Net realized gain (loss) from investments and foreign currency transactions ..         33,266,358        123,553,215
      Net change in unrealized appreciation (depreciation) on investments ..........          9,081,449        127,930,632
                                                                                       -----------------------------------
            Net increase (decrease) in net assets resulting from operations ........         48,226,731        250,701,897
   Distributions to shareholders from:
      Net investment income:
         Class A ...................................................................                 --         (1,688,415)
         Class R ...................................................................                 --            (45,184)
         Advisor Class .............................................................                 --           (366,962)
                                                                                       -----------------------------------
   Total distributions to shareholders .............................................                 --         (2,100,561)
   Capital share transactions: (Note 2)
         Class A ...................................................................        (53,479,147)        99,326,514
         Class B ...................................................................           (966,329)        11,538,808
         Class C ...................................................................        (11,153,530)          (111,552)
         Class R ...................................................................          2,297,578         12,964,092
         Advisor Class .............................................................         56,144,692        128,599,872
                                                                                       -----------------------------------
   Total capital share transactions ................................................         (7,156,736)       252,317,734
   Redemption fees .................................................................              1,585              3,276
                                                                                       -----------------------------------
            Net increase (decrease) in net assets ..................................         41,071,580        500,922,346
Net assets:
   Beginning of period .............................................................      1,758,230,596      1,257,308,250
                                                                                       -----------------------------------
   End of period ...................................................................    $ 1,799,302,176    $ 1,758,230,596
                                                                                       ===================================
Undistributed net investment income included in net assets:
   End of period ...................................................................    $     5,878,924    $            --
                                                                                       ===================================


                    Semiannual Report | See notes to financial statements.  | 23

FRANKLIN CAPITAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Capital Growth Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Capital Growth Fund (the Fund). The Fund seeks capital appreciation.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.


24 |  Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                         Semiannual Report  | 25

FRANKLIN CAPITAL GROWTH FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. REDEMPTION FEES

Redemptions and exchanges of Franklin Capital Growth Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital as noted in the Statement of Changes in Net Assets.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Effective March 1, 2005, Class B shares will no longer be offered except to existing Class B shareholders in the form of reinvested distributions and certain exchanges to other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                   ------------------------------------------------------------
                                          SIX MONTHS ENDED                  YEAR ENDED
                                          DECEMBER 31, 2004                JUNE 30, 2004
                                   ------------------------------------------------------------
                                      SHARES          AMOUNT         SHARES          AMOUNT
                                   ------------------------------------------------------------
CLASS A SHARES:
   Shares sold .................     9,649,861   $   99,847,354    30,582,428   $  310,289,448
   Shares issued in reinvestment
      of distributions .........            --               --       142,101        1,435,224
   Shares redeemed .............   (14,743,115)    (153,326,501)  (20,949,128)    (212,398,158)
                                   -----------------------------------------------------------
   Net increase (decrease) .....    (5,093,254)  $  (53,479,147)    9,775,401   $   99,326,514
                                   ===========================================================
CLASS B SHARES:
   Shares sold .................       613,743   $    6,062,930     2,261,662   $   21,934,151
   Shares redeemed .............      (708,544)      (7,029,259)   (1,057,182)     (10,395,343)
                                   -----------------------------------------------------------
   Net increase (decrease) .....       (94,801)  $     (966,329)    1,204,480   $   11,538,808
                                   ===========================================================


26 |  Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                   --------------------------------------------------------
                                         SIX MONTHS ENDED               YEAR ENDED
                                        DECEMBER 31, 2004             JUNE  30, 2004
                                   --------------------------------------------------------
                                      SHARES        AMOUNT        SHARES        AMOUNT
                                   --------------------------------------------------------
CLASS C SHARES:
   Shares sold .................    1,349,016   $  13,263,825    4,355,217   $  41,912,397
   Shares redeemed .............   (2,488,248)    (24,417,355)  (4,323,677)    (42,023,949)
                                   -------------------------------------------------------
   Net increase (decrease) .....   (1,139,232)  $ (11,153,530)      31,540   $    (111,552)
                                   =======================================================
CLASS R SHARES:
   Shares sold .................      602,418   $   6,194,438    1,871,581   $  18,711,607
   Shares issued in reinvestment
      of distributions .........           --              --        4,491          45,175
   Shares redeemed .............     (376,754)     (3,896,860)    (571,724)     (5,792,690)
                                   -------------------------------------------------------
   Net increase (decrease) .....      225,664   $   2,297,578    1,304,348   $  12,964,092
                                   =======================================================
 ADVISOR CLASS SHARES:
   Shares sold .................    7,150,718   $  74,541,869   13,401,122   $ 138,544,390
   Shares issued in reinvestment
      of distributions .........           --              --       32,028         325,402
   Shares redeemed .............   (1,676,241)    (18,397,177)  (1,037,120)    (10,269,920)
                                   -------------------------------------------------------
   Net increase (decrease) .....    5,474,477   $  56,144,692   12,396,030   $ 128,599,872
                                   =======================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

-------------------------------------------------------------------------------------
ENTITY                                                         AFFILIATION
-------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                              Investment manager
Franklin Templeton Services LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE          NET ASSETS
--------------------------------------------------------------------------------
        .625%                First $100 million
        .500%                Over $100 million, up to and including $250 million
        .450%                In excess of $250 million


                                                         Semiannual Report  | 27

FRANKLIN CAPITAL GROWTH FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to .25%, 1.00%, 1.00% and .50% per year of its average daily net asset of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the period:

Sales charges received ...........................................   $ 124,373
Contingent deferred sales charges retained .......................   $ 115,764

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,887,638, of which $1,336,277 was paid to Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended December 31, 2004, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2004, the Fund had tax basis capital losses of $244,901,300, including $81,992,677 from the June 5th, 2003 Franklin Large Cap Growth Fund merger, which may be carried over to offset future capital gains, subject to certain limitations. Such losses expire as follows:

Capital loss carryovers expiring in:

   2006 ............................   $   1,246,310
   2007 ............................       4,339,333
   2008 ............................      43,114,748
   2009 ............................      30,336,578
   2010 ............................       2,955,708
   2011 ............................     162,908,623
                                       -------------
                                       $ 244,901,300
                                       =============


28 |  Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

5. INCOME TAXES (CONTINUED)

At June 30, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2003 of $186. For tax purposes, such losses will be reflected in the year ending June 30, 2005.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

At December 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments .........................................   $ 1,504,297,464
                                                                ===============
Unrealized appreciation .....................................   $   336,504,568
Unrealized depreciation .....................................       (31,902,796)
                                                                ---------------
Net unrealized depreciation .................................   $   304,601,772
                                                                ===============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended December 31, 2004 aggregated $410,531,528 and $374,056,238, respectively.

7. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.


                                                         Semiannual Report  | 29

FRANKLIN CAPITAL GROWTH FUND

8. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.


30 |  Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

8. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.


                                                         Semiannual Report  | 31

FRANKLIN CAPITAL GROWTH FUND

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


32 |  Semiannual Report

FRANKLIN CAPITAL GROWTH FUND

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                         Semiannual Report  | 33

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5), (6)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(7)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(8)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(9)
Colorado
Connecticut
Florida(9)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(8)
Michigan(8)
Minnesota(8)
Missouri
New Jersey
New York(9)
North Carolina
Ohio(8)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(10)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

(5) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(6) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(7) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(8)   Portfolio of insured municipal securities.

(9) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(10) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/04                                          Not part of the semiannual report

        [LOGO](R)
FRANKLIN(R) TEMPLETION(R)           One Franklin Parkway
       INVESTMENTS                  San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CAPITAL GROWTH FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

134 S2004 02/05

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 18, 2005


By /s/Galen G. Vetter
Chief Financial Officer
Date    February 18, 2005